Stock Option Plans (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 07, 2014	May. 15, 2006	May. 05, 2006	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Recognized stock based compensation expense related to options				$ 206,959	$ 601,107	$ 1,169,537	$ 5,318,948	$ 5,917,351	$ 9,877
Options, issued during period						5,365,729		27,756,821
Employees [Member]
Recognized stock based compensation expense related to options				206,959		$ 970,069
Director [Member]
Recognized stock based compensation expense related to options				206,959		970,069
Consultants [Member]
Recognized stock based compensation expense related to options				$ 206,959		$ 970,069
2006 Stock Incentive Plan [Member]
Aggregate number of shares issuable under this plan		16,521,704
Percentage granted to employees at a price per share		100.00%	100.00%
Percentage of stock option granted to stockholders		10.00%	10.00%
Percentage exercise price per share		110.00%	110.00%
Percentage restricted stock to related parties price per share		100.00%	100.00%
2006 Stock Incentive Plan [Member] | Minimum [Member]
Aggregate number of shares issuable under this plan		1,456,786
2006 Stock Incentive Plan [Member] | Maximum [Member]
Aggregate number of shares issuable under this plan		17,978,490
2014 Equity Compensation Plan [Member]
Aggregate number of shares issuable under this plan	30,420,148